Law Offices
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7081
(215) 564-8600

January 17, 2018

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:          Delaware Group® Income Funds (File No. 811-02071)
Delaware Pooled® Trust (File No. 811-06322)
Voyageur Mutual Funds (File No. 811-07742)
(collectively, the "Trusts")
Preliminary Proxy Materials

Ladies and Gentlemen:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, and submitted electronically via the EDGAR system, please find enclosed a Schedule 14(a) Information cover page, preliminary notice of joint special meeting of shareholders, proxy statement and form of proxy cards to be furnished to shareholders of certain series of the Trusts in connection with a meeting of shareholders that is scheduled to be held on March 7, 2018.
Please direct any questions or comments relating to this filing to me at (215) 564-8071, or, in my absence, to Jonathan M. Kopcsik, Esquire at (215) 564-8099.

Very truly yours, /s/ E. Taylor Brody E. Taylor Brody